UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      	December 31, 2006
Check here if Amendment [ ]; 				Amendment Number:

This Amendment: 	[ ] is a restatement.
                	[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Sustainable Growth Advisers, LP
Address:     301 Tresser Blvd.
	     Suite 1310
	     Stamford, CT  06901


Form 13F File Number: 28-11076
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:        	Barbara C. Fletcher
Title:       	Director of Portfolio Administration
Phone:       	203-348-4742

Signature, Place, and Date of Signing:

Barbara C. Fletcher              Stamford, CT. 06901           	01/05/2007
------------------------------   --------------------         	--------
Signature                        City, State                   	Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT
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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:

List of Other Included Managers:

Russell Funds:	13F file Number:	28-01190


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                                                    FORM 13F INFORMATION TABLE
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NAME	                        TITLE	     CUSIP	VALUE	  SHARES	 INVSTMT  OTHER	         VOTING	AUTHORITY
OF ISSUER	                OF CLASS     NUMBER	X($1,000)	         DSCRETN  MANAGERS SOLE	         NONE

American International Group	COMMON STOCK 026874107	  106,167  1,481,534 	   X	            752,774	  728,760
Amgen, Inc.			COMMON STOCK 031162100	  134,063  1,962,563       X		  1,007,299	  955,264
Automatic Data Processing, Inc.	COMMON STOCK 053015103	  199,067  4,041,962       X		  2,080,254	1,961,708
Coca Cola Company		COMMON STOCK 191216100	  109,317  2,265,639       X		  1,201,778	1,063,861
Colgate Palmolive Co.		COMMON STOCK 194162103	  139,556  2,139,114       X		  1,073,904	1,065,210
Costco Wholesale Corp.		COMMON STOCK 22160K105	   69,113  1,307,234	   X		    667,394	  639,840
Dell Inc.			COMMON STOCK 24702r101	   72,727  2,898,657	   X		  1,544,879	1,353,778
Ebay Inc.	                COMMON STOCK 278642103	  120,458  4,005,919	   X              2,022,194	1,983,725
Electronic Arts Inc.		COMMON STOCK 285512109	   84,885  1,685,561	   X                871,256	  814,305
General Electric Co.		COMMON STOCK 369604103	  184,622  4,961,629	   X              2,508,998	2,452,631
Genzyme Corp.			COMMON STOCK 372917104	  137,050  2,225,560	   X              1,174,553	1,051,007
Home Depot Inc.			COMMON STOCK 437076102	   52,359  1,303,772	   X                861,683	  442,089
Johnson & Johnson		COMMON STOCK 478160104	  105,032  1,590,911	   X                790,792	  800,119
Lowes Co. Inc.			COMMON STOCK 548661107	  103,780  3,331,608	   X		  1,685,688	1,645,920
Medtronic Inc.			COMMON STOCK 585055106	  110,615  2,067,176	   X	          1,015,836	1,051,340
Microsoft Corp.			COMMON STOCK 594918104	  179,442  6,009,454	   X	          3,083,935	2,925,519
Pepsico Inc.			COMMON STOCK 713448108	  170,028  2,718,270	   X	          1,410,405	1,307,865
Procter & Gamble Co.		COMMON STOCK 742718109	  143,480  2,232,464 	   X	          1,111,732	1,120,732
Qualcomm Inc.			COMMON STOCK 747525103	  127,429  3,372,028	   X	          1,687,688	1,684,340
SAP AG ADR			COMMON STOCK 803054204	   75,454  1,420,972	   X	            691,752	  729,220
Staples Inc.			COMMON STOCK 855030102	  212,878  7,972,959	   X	          4,016,330	3,956,629
Starbucks Corporation		COMMON STOCK 855244109	  128,958  3,640,837	   X	          1,855,307	1,785,530
State Street Corp.		COMMON STOCK 857477103	  145,784  2,161,678	   X	          1,085,913	1,075,765
Stryker Corp.			COMMON STOCK 863667101	  106,043  1,924,211	   X	            985,781	  938,430
Sysco Corp. 			COMMON STOCK 871829107	  143,270  3,897,448	   X	          1,999,113	1,898,335
Teva Pharmaceuticals Ind. ADR	COMMON STOCK 881624209	  136,841  4,402,856	   X	          2,215,294	2,187,562
United Parcel Service		COMMON STOCK 911312106	  104,502  1,393,733	   X	            690,143	  703,590
Whole Foods Market Inc.		COMMON STOCK 966837106	   66,596  1,419,045	   X                712,480	  706,565


Total						        3,469,516


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